Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property and equipment	$ 93,542	$ 105,404		$ 97,163
Less: Accumulated depreciation	(15,580)	(14,779)	[1]	(7,086)	[1]
Property and equipment, net	77,962	90,625		90,077
Building
Property Plant And Equipment [Line Items]
Property and equipment	0	12,513	[2]	12,513	[2]
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment	70,620	71,468	[3]	55,289	[3]
Laboratory and Production Equipment
Property Plant And Equipment [Line Items]
Property and equipment	11,927	11,395		5,884
Machinery, Equipment and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment	8,070	7,974		3,704
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment	$ 2,925	$ 2,054		$ 19,773

[1]	Includes $5,971 and $2,624 at December 31, 2021 and 2020, respectively, under financing lease resulting from a failed sale leaseback (see Note 11).
[2]	Includes $12,513 at December 31, 2021 and 2020 under financing lease resulting from a failed sale leaseback (see Note 11).
[3]	Includes $55,273 at December 31, 2021 and 2020 under financing lease resulting from a failed sale leaseback (see Note 11).